Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 457,340	¥ 244,809	[1]	¥ 917,319	$ 66,517
Advertising expense	619,841	362,721		250,096
Income from government subisidies	25,477	¥ 10,308		¥ 4,718
Reimbursements recorded as other income	¥ 2,856
Percentage of the cash and cash equivalents denominated in specified currency	78.80%	67.50%			78.80%
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.8755
Operating Leases, Future Minimum Payments Due	¥ 643,484
Finite-Lived Intangible Assets, Accumulated Amortization	¥ 55,720	¥ 36,239
Internally developed softwares [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademarks [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
Land Use Right [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	44 years
Supplier relationship [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
Finite-Lived Intangible Assets, Accumulated Amortization	¥ 1,562	781
RMB [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 360,387	¥ 165,135

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.